Income taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income taxes

13 Income taxes

Cayman Islands and British Virgin Islands

The Company and its subsidiary, The GrowHub Innovations Company Limited are domiciled in the Cayman Island and British Virgin Islands. The locality currently enjoys permanent income tax holidays; accordingly, the Company does not accrue for income taxes.

Singapore

The GrowHub Innovations Company Pte. Ltd., GrowHub (Apac) Pte Ltd, GrowHub Distribution (Singapore) Pte Ltd and GrowHub Technologies Pte Ltd are incorporated in Singapore and are subject to Singapore Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

Malaysia

GrowHub Malaysia Sdn Bhd, the subsidiary, is subject to Malaysia Corporate tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Malaysia tax laws. The standard corporate income tax rate in Malaysia is 24%. However, as the subsidiary fulfilled conditions where it has paid-up capital of MYR 2.5 million or less, and gross income from business operations is not more than MYR 50 million, the tax rate is 17% on the first MYR 600,000 and 24% on amount exceeding MYR 600,000. The subsidiary has no operating profit or tax liabilities for the year ended December 31, 2023 and 2024.

13	Income taxes (continued)

Australia

GrowHub Trading Pty Ltd and GrowHub Innovation Centre Pty Ltd, the subsidiaries, are considered Australia tax resident enterprises under Australia tax laws; accordingly, they are subject to enterprise income tax on their taxable income as determine under Australia tax laws and accounting standards at a statutory tax rate of 30% (2023: 30%). The subsidiary has no operating profit or tax liabilities for the years ended December 31, 2023 and 2024.

Japan

GrowHub Japan Co., Ltd, the subsidiary, is considered Japan tax resident enterprise under Japan tax laws; accordingly, it is subject to enterprise income tax on its taxable income as determine under Japan tax laws and accounting standards at a statutory tax rate of 15% (2023: 15%). The subsidiary has no operating profit or tax liabilities for the years ended December 31, 2023 and 2024.

Significant components of the provision for income taxes are as follows:

	Year Ended December 31,
	2023	2024	2024
	S$	S$	US$
Income tax expense (credit) is comprised of the following:
Current year income tax expense	2,902	-	-
Overprovision of current taxation on respect of prior year	-	(3,750)	(2,745)
	2,902	(3,750)	(2,745)

A reconciliation between of the statutory tax rate to the effective tax rate are as follows:

	Year Ended December 31,
	2023	2024	2024
	S$	S$	US$
Loss before tax	(1,793,442)	(2,367,565)	(1,732,961)

Singapore income tax rate	(17.0%)	(17.0%)	(17.0%)
Reconciling items:
Non-deductible expenses	3.2%	14.7%	14.7%
Effect on different tax rate in different countries	(0.4%)	(0.4%)	(0.4%)
Income not subject to tax	(0.5%)	(0.2%)	(0.2%)
Deferred tax assets on temporary differences not recognized	15.7%	3.5%	3.5%
Over provision of current taxation in respect of prior year	-	(0.2%)	(0.2%)
Others	(0.8%)	(0.6%)	(0.6%)
Effective tax rate	0.2%	(0.2%)	(0.2%)

13	Income taxes (continued)

Deferred tax

Significant components of deferred tax were as follows:

	As of December, 31
	2023	2024	2024
	S$	S$	US$

Net operating loss carried forward	1,799,602	2,991,321	2,267,355
Deferred tax assets, gross	702,482	532,818	390,000
Valuation allowance	(702,482)	(532,818)	(390,000)
Deferred tax assets, net of valuation allowance	-	-	-